Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Policies (Textual)
Translation rates, description	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2020 and December 31, 2019 were translated at RMB 7.0651 to $1.00 and at RMB 6.9630 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the six months ended June 30, 2020 and for the year ended December 31, 2019 were RMB 7.0312 and RMB 6.9074 to $1.00, respectively.
PRC cash balances	$ 244,474	$ 393,852
Remaining cash balances	219,775	220,128
Revenue	109,363	849,736
Advance from customers	$ 42,315	$ 67,484
Value added tax rate, description	Jiangsu AnYiWang is subject to the PRC's Value Added Tax ("VAT") of 6% for providing sale of packaged software products, technical support plans, software customization services. The subsidiaries of Jiangsu AnYiWang, including Beijing AnYiWang, Changzhou AnYiWang, Lianyungang AnYiWang, Tongshan Naquan and Hubei AnYiWang, which are in the Republic of China ("PRC") and are subject to a Value Added Tax ("VAT") of 3% for providing sale of packaged software products, technical support plans, software customization services.
Related parties transactions, percentage	10.00%